Fair Value Measurements - Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 1,103	$ 297
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	78	259
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	197	95
Fair value on a recurring basis | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	57	234
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	190	94
Fair value on a recurring basis | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	21	25
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	7	1
Fair value on a recurring basis | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	14	10
Fair value on a recurring basis | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	899	14
Fair value on a recurring basis | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	76	197
Fair value on a recurring basis | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	16	31
Fair value on a recurring basis | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	68	18
Fair value on a recurring basis | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		7
Fair value on a recurring basis | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	30	20
Fair value on a recurring basis | Level 2 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	57	234
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	190	94
Fair value on a recurring basis | Level 2 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	21	25
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	7	1
Fair value on a recurring basis | Level 2 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	14	10
Fair value on a recurring basis | Level 2 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	899	14
Fair value on a recurring basis | Level 2 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	76	197
Fair value on a recurring basis | Level 2 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	16	31
Fair value on a recurring basis | Level 2 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	68	18
Fair value on a recurring basis | Level 2 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		7
Fair value on a recurring basis | Level 3 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 30	$ 20